EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [abstract]
Net income (loss)	$ 1,307	$ 641
Dilutive effect of conversion of subsidiary preferred shares	(167)	(168)
Profit (loss), attributable to ordinary equity holders of parent entity	1,140	473
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	12	12
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 1,152	$ 485
Weighted average - common shares	2,247.4	2,267.3
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	120.4	109.5
Common shares and common share equivalents	2,367.8	2,376.8